Equity, Capital and Other Interests Equity, Capital and Other Interests EQR Common Shares (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Common Shares outstanding at January 1,	325,054,654	297,508,185	290,197,242	279,959,048
Common Shares Issued:
Conversion of OP Units	675,817	341,594	884,472
Issuance of Common Shares	25,023,919	3,866,666	6,151,198
Exercise of share options	1,608,427	2,945,948	2,506,645
Employee Share Purchase Plan (ESPP)	110,054	113,107	157,363
Restricted Share Grants Net	128,252	145,616	235,767
Common Shares Other:
Conversion of restricted shares to LTIP Units	0	(101,988)	0
Repurchased and retired	0	0	(58,130)
Common Shares And Units Outstanding	339,023,412	311,000,728	303,809,279
Issue Price Per OP Unit	$ 61.57	$ 0	$ 40.09
Issue Price Operating Partnership Unit	$ 66,600,000	$ 0	$ 8,200,000
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	4.10%	4.30%	4.50%
Series E Preferred Stock [Member]
Common Shares Issued:
Stock Issued During Period, Shares, Conversion of Convertible Securities	0	0	328,363
Series H Preferred Stock [Member]
Common Shares Issued:
Stock Issued During Period, Shares, Conversion of Convertible Securities	0	0	32,516
Limited Partner [Member]
Common Shares Other:
Conversion of restricted shares to LTIP Units	0	(101,988)	0
Total Units Outstanding	13,968,758	13,492,543	13,612,037	14,197,969
Issuance Of LTIPs	70,235	120,112	92,892
Issuance Of Units Subsequent	1,081,797	0	205,648
Shares Issued During Period Shares Conversion Of Units To Common Shares	(675,817)	(341,594)	(884,472)
Issue Price Operating Partnership Unit	$ 66,600,000	$ 0	$ 8,200,000